General	6 Months Ended
Dec. 31, 2015
General:
General
2.	General

Rocky Mountain High Brands, Inc. (RMHB or the Company) is a publicly-traded company that has developed a lineup of five “hemp-infused” beverages, wine-based products, and beer and liquor products (the wine, beer and liquor products have been formulated, but are not ready for market.) RMHB is also developing of a lineup of products containing Cannabinoids (CBD).

On Oct 23, 2015, the Company changed its name from Totally Hemp Crazy, Inc. to Rocky Mountain High Brands, Inc. Rocky Mountain High common shares trade on OTC Markets Pink Sheets under the ticker: RMHB.